Subsequent events - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 12, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Dividends, common stock			$ 144,553,000	$ 127,007,000	$ 76,340,000
Dividends distribution was paid in cash			105,691,000	62,310,000	44,379,000
Dividend reinvestment			38,862,000	64,697,000	31,961,000
Stock repurchased during period, value			$ 12,303,000		8,950,000
Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 12, 2016
Dividend reinvestment			$ 21,000	31,000	16,000
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			$ 33,537,000	33,623,000	$ 34,035,000
Dividends declared date			Jan. 12, 2016
Stock repurchased during period, shares			343,757		334,469
Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			$ 10,086,000	10,036,000	$ 6,744,000
Dividends declared date			Jan. 12, 2016
Stock repurchased during period, shares			123,971
Stock repurchased during period, value			$ 2,929,000
Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			$ 11,121,000	$ 9,776,000
Dividends declared date			Jan. 12, 2016
Stock repurchased during period, shares			29,400
Stock repurchased during period, value			$ 694,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends on common share, per share	$ 0.375
Dividends, common stock	$ 36,889,000
Dividends distribution was paid in cash	$ 35,580,000
Subsequent Events [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends date paid	Feb. 01, 2016
Dividends date of record	Jan. 20, 2016
Dividend reinvestment	$ 1,309,000
Subsequent Events [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.59375
Dividends date paid	Feb. 01, 2016
Dividends date of record	Jan. 29, 2016
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.496875
Dividends date paid	Feb. 01, 2016
Dividends date of record	Jan. 29, 2016
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share	$ 0.515625
Dividends date paid	Feb. 01, 2016
Dividends date of record	Jan. 29, 2016
Subsequent Events [Member] | Series C, Series D, and Series E Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	$ 13,154,000
Subsequent Events [Member] | Class A Common Shares [Member]
Subsequent Event [Line Items]
Stock repurchased during period, shares		545,570
Stock repurchased during period, value		$ 7,977,000